SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2024
SHARE-BASED COMPENSATION.
Summary of the restricted share activity

	Number of	Weighted average grant-
	Shares	date fair value per share
		(RMB)
Unvested at January 1, 2022	28,930,720	43.9
Granted	21,948,320	19.4
Vested	(5,015,992)	43.3
Forfeited	(7,328,536)	32.5

Unvested at December 31, 2022 and January 1, 2023	38,534,512	32.2
Granted (Note a)	31,194,120	11.9
Vested	(4,788,176)	16.1
Forfeited (Note b)	(15,943,658)	45.9

Unvested at December 31, 2023 and January 1, 2024	48,996,888	16.4
Granted	22,246,544	11.3
Vested	(18,907,368)	16.0
Forfeited	(4,898,088)	27.5

Unvested at December 31, 2024	47,437,976	13.0

Note a:Including the restricted shares of 8,239,864 granted in the Modification.

Note b:Including the restricted shares of 9,820,069 cancelled in the Modification.

Assumptions used to estimate fair value of restricted shares granted

Grant date:	August 2022	July 2023	August 2023	August 2024
Risk-free rate of return	2.82% - 2.98%	4.94% - 5.50%	4.66%	4.01%
Volatility	53.14% - 54.15%	66.64% - 67.86%	61.40%	65.18%
Expected dividend yield	0.00%	0.00%	0.00%	0.00%
Share price at grant date	US$3.3650	US$1.5000	US$1.6025	US$1.3963
	(RMB22.7)	(RMB10.7)	(RMB11.4)	(RMB10.0)
Expected term	1 – 3 years	0.767 - 1.767 years	1 – 3 years	1 – 3 years

Summary of share-based compensation expenses

	Years ended December 31,
	2022	2023	2024

Costs of revenue	97,055	116,467	92,402
Selling and marketing expenses	41,685	43,765	25,033
General and administrative expenses	146,781	162,866	165,648
Research and development expenses	5,294	9,546	9,207
Others, net (Note)	—	3,972	4,197
Total share-based compensation expenses	290,815	336,616	296,487

Note:	Represent the share-based compensation expenses included in management support service fees charged to discontinued operations.